Financing receivables (Tables)	6 Months Ended
Sep. 30, 2017
Financing receivables
Summary of loans receivable reported within loans receivable or investments in and advances to affiliated companies

	Millions of yen
	March 31, 2017
	Carried at amortized cost	Carried at fair value(1)	Total
Loans receivable
Loans at banks	¥386,127	¥—	¥386,127
Short-term secured margin loans	358,572	—	358,572
Inter-bank money market loans	1,040	—	1,040
Corporate loans	592,425	537,664	1,130,089

Total loans receivable	¥1,338,164	¥537,664	¥1,875,828

Advances to affiliated companies	300	—	300

Total	¥1,338,464	¥537,664	¥1,876,128

	Millions of yen
	September 30, 2017
	Carried at amortized cost	Carried at fair value(1)	Total
Loans receivable
Loans at banks	¥386,002	¥—	¥386,002
Short-term secured margin loans	333,128	—	333,128
Inter-bank money market loans	1,141	—	1,141
Corporate loans	708,930	542,686	1,251,616

Total loans receivable	¥1,429,201	¥542,686	¥1,971,887

Advances to affiliated companies	—	—	—

Total	¥1,429,201	¥542,686	¥1,971,887

(1)	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.

Changes in allowance for losses for credit losses

	Millions of yen
	Six months ended September 30, 2016
	Allowance for credit losses against loans						Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥912	¥66	¥7	¥8	¥0	¥993	¥2,484	¥3,477
Provision for credit losses	72	5	(7)	10	—	80	1	81
Charge-offs	—	(17)	—	(6)	0	(23)	23	0
Other(1)	—	0	—	—	—	0	(48)	(48)

Ending balance	¥984	¥54	¥—	¥12	¥0	¥1,050	¥2,460	¥3,510

	Millions of yen
	Six months ended September 30, 2017
	Allowance for credit losses against loans						Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥968	¥—	¥—	¥473	¥0	¥1,441	¥2,110	¥3,551
Provision for credit losses	101	—	—	(26)	—	75	292	367
Charge-offs	—	—	—	—	0	0	—	0
Other(1)	—	—	—	3	—	3	(135)	(132)

Ending balance	¥1,069	¥—	¥—	¥450	¥—	¥1,519	¥2,267	¥3,786

	Millions of yen
	Three months ended September 30, 2016
	Allowance for credit losses against loans						Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥912	¥71	¥7	¥8	¥0	¥998	¥2,535	¥3,533
Provision for credit losses	72	—	(7)	10	0	75	(102)	(27)
Charge-offs	—	(17)	—	(6)	0	(23)	23	0
Other(1)	—	0	—	—	—	0	4	4

Ending balance	¥984	¥54	¥—	¥12	¥0	¥1,050	¥2,460	¥3,510

	Millions of yen
	Three months ended September 30, 2017
	Allowance for credit losses against loans						Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥969	¥—	¥—	¥447	¥0	¥1,416	¥2,190	¥3,606
Provision for credit losses	100	—	—	1	—	101	200	301
Charge-offs	—	—	—	—	0	0	—	0
Other(1)	—	—	—	2	—	2	(123)	(121)

Ending balance	¥1,069	¥—	¥—	¥450	¥—	¥1,519	¥2,267	¥3,786

(1)	Includes the effect of foreign exchange movements.

Schedule of allowance for credit losses against loans and loans by impairment methodology and type of loans

	Millions of yen
	March 31, 2017
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥1	¥—	¥—	¥446	¥—	¥447
Evaluated collectively	967	—	—	27	0	994

Total allowance for credit losses	¥968	¥—	¥—	¥473	¥0	¥1,441

Loans by impairment methodology
Evaluated individually	¥4,722	¥164,084	¥1,040	¥579,290	¥—	¥749,136
Evaluated collectively	381,405	194,488	—	13,135	300	589,328

Total loans	¥386,127	¥358,572	¥1,040	¥592,425	¥300	¥1,338,464

	Millions of yen
	September 30, 2017
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥1	¥—	¥—	¥449	¥—	¥450
Evaluated collectively	1,068	—	—	1	—	1,069

Total allowance for credit losses	¥1,069	¥—	¥—	¥450	¥—	¥1,519

Loans by impairment methodology
Evaluated individually	¥2,846	¥163,246	¥1,141	¥701,498	¥—	¥868,731
Evaluated collectively	383,156	169,882	—	7,432	—	560,470

Total loans	¥386,002	¥333,128	¥1,141	¥708,930	¥—	¥1,429,201

Analysis of each class of loans not carried at fair value using Nomura's internal ratings or equivalent credit quality indicators

	Millions of yen
	March 31, 2017
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥124,997	¥89,022	¥—	¥36,406	¥250,425
Unsecured loans at banks	134,141	1,559	1	1	135,702
Short-term secured margin loans	—	—	—	358,574	358,574
Unsecured inter-bank money market loans	1,040	—	—	—	1,040
Secured corporate loans	286,384	287,469	—	5,702	579,555
Unsecured corporate loans	1,859	284	—	10,727	12,870
Advances to affiliated companies	300	—	—	—	300

Total	¥548,721	¥378,334	¥1	¥411,410	¥1,338,466

	Millions of yen
	September 30, 2017
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥135,076	¥96,817	¥—	¥41,424	¥273,317
Unsecured loans at banks	112,120	563	1	—	112,684
Short-term secured margin loans	—	—	—	333,128	333,128
Unsecured inter-bank money market loans	1,141	—	—	—	1,141
Secured corporate loans	282,945	414,964	—	3,942	701,851
Unsecured corporate loans	1,418	—	—	5,663	7,081
Advances to affiliated companies	—	—	—	—	—

Total	¥532,700	¥512,344	¥1	¥384,157	¥1,429,202

(1)	Relate to collateralized exposures where a specified ratio of LTV is maintained.